Stockholders' Equity (Deficit) - Summary of Stock Option Activities for 2006 Plan and 2013 Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options, Outstanding at beginning of period	822,838	574,900	501,106
Options, Granted		316,671	117,557
Options, Exercised	(24,408)	(14,897)	(24,355)
Options, Canceled/forfeited/expired		(53,857)	(19,408)
Options, Outstanding at end of period		822,838	574,900	501,106
Options, Vested and expected to vest at December 31, 2016		812,862
Options, Exercisable at December 31, 2016		423,810
Weighted-Average Exercise Price Per Share, Outstanding at beginning of period	$ 84.05	$ 107.22	$ 102.04
Options, Vested and expected to vest at December 31, 2016		812,862
Weighted-Average Exercise Price Per Share, Granted		$ 45.75	120.06
Weighted-Average Exercise Price Per Share, Exercised		11.49	13.82
Weighted-Average Exercise Price Per Share, Canceled/forfeited/expired		126.19	168.63
Weighted-Average Exercise Price Per Share, Outstanding at end of period		84.05	$ 107.22	$ 102.04
Weighted-Average Exercise Price Per Share, Vested and expected to vest at December 31, 2016		$ 84.24
Aggregate Intrinsic Value, Outstanding at beginning period	$ 1,593	$ 19,158	$ 23,534
Weighted-Average Exercise Price Per Share, Exercisable at December 31, 2016		$ 98.61
Weighted-Average Remaining Contractual Life, Outstanding		7 years 11 months 1 day	7 years 11 months 26 days	8 years 7 months 13 days
Weighted-Average Remaining Contractual Life, Vested and expected to vest at December 31, 2016		7 years 10 months 28 days
Weighted-Average Remaining Contractual Life, Exercisable at December 31, 2016		6 years 9 months 18 days
Aggregate Intrinsic Value, Exercised		$ 1,049	$ 2,540
Aggregate Intrinsic Value, Outstanding at end of period		1,593	$ 19,158	$ 23,534
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2016		1,592
Aggregate Intrinsic Value, Exercisable at December 31, 2016		$ 1,554
Scenario, Previously Reported [Member]
Options, Exercised		(14,876)